BUSINESS COMBINATION, Acquisition of Troll Housing AS and Tydal Data Center AS (Details)			1 Months Ended	9 Months Ended	12 Months Ended
		Apr. 15, 2024 USD ($) shares $ / shares	Apr. 30, 2025	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Business Combination [Abstract]
Aggregate principal amount of senior secured notes					$ 5,170,000	$ 412,000	$ 0
Borrowings, maturity period			24-month term
Recognized interest expense					14,310,000	2,476,000	$ 2,778,000
Prepayments				$ 266,478,000	$ 266,478,000	$ 35,219,000
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Dividend yield					0.00%	0.00%	0.00%
Class A Ordinary Shares [Member]
Purchase consideration [abstract]
Ordinary shares (in shares) | shares				8,088,970	8,088,970	5,554,302
Norway Acquisition [Member]
Business Combination [Abstract]
Aggregate principal amount of senior secured notes		$ 15,000,000
Ownership interest acquired		100.00%
Borrowings, interest rate		6.00%
Borrowings, maturity period		five years
Percentage of shares pledged		100.00%
Recognized interest expense					$ 525,000
Strike price (in dollars per share) | $ / shares		$ 35.96
Payables for purchase of non-current assets		$ 16,400,000
Prepayments		6,300,000
Land		1,100,000
Revenue				$ 0	0
Net income				$ 3,900,000	$ 5,000,000
Acquisition-related costs		270,000
Purchase consideration [abstract]
Cash consideration paid		15,000,000
Senior secured notes	[1]	15,091,000
Total purchase consideration		32,952,000
Settlement of pre-existing debtor relationship with the Target Companies	[2]	(10,061,000)
Total fair value of consideration transferred		$ 22,891,000
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Share price (in dollars per share) | $ / shares		$ 5.65
Dividend yield		0.00%
Expected volatility		126.00%
Risk-free interest rate		4.65%
Fair value of assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents		$ 8,723,000
Trade receivables		49,000
Prepayments and other assets		2,690,000
Right-of-use assets		122,000
Property, plant and equipment		1,323,000
Identified intangible assets: rights to electrical capacity		22,429,000
Deferred tax assets		32,000
Trade payables		(3,367,000)
Other payables and accruals		(16,384,000)
Income tax payables		(1,962,000)
Lease liabilities		(122,000)
Deferred tax liabilities		(5,093,000)
Net identifiable assets acquired		8,440,000
Goodwill		14,451,000
Total fair value of assets acquired and liabilities assumed		22,891,000
Norway Acquisition [Member] | Class A Ordinary Shares [Member]
Purchase consideration [abstract]
Ordinary shares (in shares)	[3]	2,357,000
Ordinary share call options	[4]	$ 504,000
Ordinary shares (in shares) | shares		417,130

[1]	The Group issued US$15.0 million in aggregate principal amount of senior secured notes on April 15, 2024, in relation to the business combination. The senior secured notes bear an annual interest of 6%, mature five years after April 15, 2024, and are secured by 100% of the shares of the Target Companies. The fair value of the senior secured notes is measured by calculating the present value of the notes using the effective interest rate. For the year ended December 31, 2024, the Group recognized interest expense of approximately US$525,000. In December 2024, the Group fully repaid the outstanding amount and the pledged shares were subsequently released following the settlement of the outstanding principal balance.
[2]	Settlement of pre-existing debtor relationship with the Target Companies represents the payable amount of approximately US$16.4 million from the Group to the Target Companies in relation to the services provided and offset against a prepayment made by the Group to the Target Companies of approximately US$6.3 million. The services provided by the Target Companies, include electricity supply, construction services, and daily operational management for the mining datacenters prior to the date of acquisition.
[3]	The fair value of the Class A ordinary shares is determined based on the number of shares transferred and the closing price on April 15, 2024. The shares are transferred upon the completion of the acquisition.
[4]	The Group issued Class A ordinary share call options at a strike price of US$35.96 per share, with the expiry date set as the later of April 15, 2029, or six months after all principal and interest accrued under the senior secured notes have been repaid. The fair value was recognized on April 15, 2024 based on the binomial model with the assistance of an independent valuation specialist. The following table provides the key inputs used in the model for determining the value of the option: